Provisions - additional information (Detail 1) - USD ($) $ in Millions		3 Months Ended
		Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		$ 2,448
Increase in provisions recognized in the income statement		233
Release of provisions recognized in the income statement		(33)
Provisions used in conformity with designated purpose		(78)
Capitalized reinstatement costs		(1)
Reclassifications		0
Foreign currency translation / unwind of discount		13
Balance at the end of period		2,583
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[1],[2]	2,072
Increase in provisions recognized in the income statement	[1],[2]	87
Release of provisions recognized in the income statement	[1],[2]	(24)
Provisions used in conformity with designated purpose	[1],[2]	(27)
Capitalized reinstatement costs	[1]	0
Reclassifications	[1]	0
Foreign currency translation / unwind of discount	[1],[2]	11
Balance at the end of period	[1],[2]	2,119
Restructuring
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[3]	58
Increase in provisions recognized in the income statement	[3]	114
Release of provisions recognized in the income statement	[3]	(5)
Provisions used in conformity with designated purpose	[3]	(20)
Capitalized reinstatement costs	[3]	0
Reclassifications	[3]	1
Foreign currency translation / unwind of discount	[3]	(1)
Balance at the end of period	[3]	148
Personnel-related restructuring provisions		104	$ 9	$ 13
Provisions for onerous restructuring contracts		40	$ 44	$ 49
Other
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[4]	318
Increase in provisions recognized in the income statement	[4]	31
Release of provisions recognized in the income statement	[4]	(4)
Provisions used in conformity with designated purpose	[4]	(31)
Capitalized reinstatement costs	[4]	(1)
Reclassifications	[4]	(1)
Foreign currency translation / unwind of discount	[4]	4
Balance at the end of period	[4]	$ 317

[1]	Comprises provisions for losses resulting from legal, liability and compliance risks
[2]	Provisions, if any, for matters described in this Note are recorded in Global Wealth Management (item 3 and item 4) and Group Functions (item 2). Provisions, if any, for the matters described in items 1 and 6 of this Note are allocated between Global Wealth Management and Personal & Corporate Banking, and provisions, if any, for the matters described in this Note in item 5 are allocated between the Investment Bank and Group Functions.
[3]	Includes personnel-related restructuring provisions of USD 104 million as of 30 June 2021 (31 March 2021: USD 9 million; 31 December 2020: USD 13 million) and provisions for onerous contracts of USD 40 million as of 30 June 2021 (31 March 2021: USD 44 million; 31 December 2020: USD 49 million).
[4]	Mainly includes provisions related to real estate, employee benefits and operational risks.